SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Cash Flow Information [Abstract]
Schedule of cash flow, supplemental disclosures
Non-Cash Investing and Financing Transactions

For the years ended December 31,	2017	2016
Interest capitalized to assets under construction (i)	$11.3	$6.5
Non-cash land purchase agreement	$—	$21.2
Issue of common shares on vesting of restricted share units (Note 28(a))	$2.9	$4.5

(i)	For the year ended December 31, 2017, the general capitalization rate was 4.69% (2016: 4.64%).
(b)    Net Change in Working Capital

For the years ended December 31,	2017	2016
Net (increase)/decrease in:
Trade and other receivables	$(0.2)	$21.1
Inventories	(17.8)	11.0
Other assets	(35.1)	(2.0)
Net increase/(decrease) in:
Trade and other payables	16.6	20.8
Other liabilities	13.8	(7.8)
Movement in above related to foreign exchange	8.7	(17.8)
Net change in working capital (i)	$(14.0)	$25.3

(i)	Change in working capital is net of items related to Property, Plant and Equipment.

(c)	Cash and Cash Equivalents

As at December 31,	2017	2016
Cash at bank	$146.7	$96.2
Bank short-term deposits	2.2	1.2
Total cash and cash equivalents (i)	$148.9	$97.4

(i)	Cash and cash equivalents consist of cash on hand, cash on deposit with banks, bank term deposits and highly liquid short-term investments with terms of less than 90 days from the date of acquisition.

(d)    Other Non-Cash (Recoveries)/Expenses

For the years ended December 31,	2017	2016
Write off / (recoveries) of assets	$16.4	$(6.1)
Revaluation of employees' pension plan	3.9	6.7
Provision on indirect taxes	(10.8)	6.1
Legal expenses	(33.0)	11.7
Other expenses	15.7	18.3
Total non-cash (recoveries)/expenses	$(7.8)	$36.7

(e)	Changes in Liabilities Arising from Financing Activities

	Long-term debt	Current portion of long-term debt (i)	Trade and other payables
Balance as at January 1, 2017	$1,573.8	$18.6	$340.0
Changes from financing cash flows
- Proceeds from term loan and notes payable	730.0	—	—
- Repayment of term loan and notes payable	(442.3)	(18.6)	—
- Interest paid	—	—	(103.8)
- Dividends paid	—	—	(18.9)
Other
Non-cash: Amortization cost of debt	(3.8)	—	—
Non-cash: Interest accruals	—	—	80.6
Non-cash: Dividends accruals	—	—	19.2
Non-cash: Reclassifications and other	(110.0)	110.0	28.3
Balance as at December 31, 2017	$1,747.7	$110.0	$345.4

(i)	Presented as a component of Other Financial Liabilities (refer to Note 24: Other Financial Liabilities to the Company's Consolidated Financial Statements).